Provisions - Summary of Provisions (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Current	₩ 443,273	₩ 360,337
Non-current	522,969	458,154
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Current	73,441	76,432
Non-current	48,510	47,237
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Current	9,662	7,655
Non-current	217,435	162,773
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Current	24,275	6,996
Non-current	63,175	77,488
Provisions for the restoration [member]
Disclosure of other provisions [line items]
Current	5,307	6,783
Non-current	134,438	80,520
Others [member]
Disclosure of other provisions [line items]
Current	330,588	262,471
Non-current	₩ 59,411	₩ 90,136